                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6536

           Van Kampen Trust For Investment Grade New Jersey Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04




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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW JERSEY MUNICIPALS

PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED)



PAR
AMOUNT
(000)           DESCRIPTION                                                                COUPON    MATURITY         VALUE
         MUNICIPAL BONDS    159.1%
         DELAWARE    2.0%
$ 2,000  Delaware Riv & Bay Auth Del Rev (MBIA Insd)                                        5.250%    01/01/21    $  2,122,080
                                                                                                                  ------------

         NEW JERSEY    143.8%
  1,360  Bernards Twp, NJ Sch Dist Rfdg (FGIC Insd)                                          5.000    01/01/19       1,433,590
  1,000  Burlington Cnty, NJ Brdg Commn Cnty Gtd Govt Leasing Pgm                            5.250    08/15/18       1,067,140
  1,000  Burlington Cnty, NJ Brdg Commn Cnty Gtd Govt Leasing Pgm                            5.250    08/15/19       1,062,940
  1,080  Camden Cnty, NJ Impt Auth Rev Cherry Hill Twp Lib Proj                              5.500    05/01/15       1,184,360
  2,000  Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec Ser B (FGIC Insd)                     *    09/01/14       1,282,420
  2,500  Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec Ser B (FGIC Insd)                     *    09/01/15       1,519,025
  4,095  Camden, NJ (FSA Insd)                                                                   *    02/15/11       3,177,229
  1,000  Colt's Neck Twp, NJ Brd Ed (FSA Insd)                                               5.000    02/01/21       1,067,700
  1,845  East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                                   *    08/01/19         902,297
  1,845  East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                                   *    02/01/25         642,078
  2,850  East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                                   *    02/01/28         820,259
  2,330  Edgewater, NJ Muni Util Auth Rev Swr Rfdg (MBIA Insd)                                   *    11/01/12       1,657,562
  7,000  Essex Cnty, NJ Impt Auth Lease Gtd Cnty Correctional Fac Proj (FGIC Insd)           5.750    10/01/30       7,533,470
  1,000  Essex Cnty, NJ Impt Auth Lease Rev Gtd City of Newark (AMBAC Insd)                  5.125    04/01/29       1,014,020
  1,000  Essex Cnty, NJ Impt Auth Pkg Fac Rev Rfdg (AMBAC Insd)                              5.000    10/01/22       1,021,610
  1,000  Essex Cnty, NJ Util Auth Solid Waste Rev Ser A (Prerefunded @ 04/01/06)
         (FSA Insd)                                                                          5.500    04/01/11       1,078,660
  1,605  Hoboken, NJ Pkg Auth Pkg Rev Gtd Ser A (Prerefunded @ 05/01/11) (AMBAC Insd)        5.300    05/01/27       1,809,862
  2,500  Hoboken, NJ Pkg Util Ser A (FGIC Insd)                                              5.250    01/01/18       2,679,875
  1,000  Hudson Cnty, NJ Impt Auth Rev Wtrfront Impt Weehawken Proj Ser A (FSA Insd)         4.750    07/01/12       1,076,100
  1,020  Mantua Twp, NJ Sch Dist Rfdg (MBIA Insd)                                            5.000    03/01/15       1,084,423
  1,250  Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Jr Solid Waste Rfdg                        *    04/01/11         963,600
  2,300  Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg                           *    04/01/08       2,054,130
  6,500  Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg                           *    04/01/10       5,278,650
  7,055  Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg                           *    04/01/12       5,162,073
  1,000  Middlesex Cnty, NJ Impt Auth Rev Admin Bldg Residential Proj (AMT) (FNMA
         Collateralized)                                                                     5.350    07/01/34       1,008,000
  1,500  Middlesex Cnty, NJ Impt Auth Rev Str Student Hsg Proj Ser A                         5.000    08/15/35       1,433,340
  1,005  Monmouth Cnty, NJ Impt Auth Rev Govt Ln (AMBAC Insd)                                4.875    12/01/10       1,093,772
  2,000  New Jersey Econ Dev Auth Econ Dev Rev Kapkowski Rd Landfill Proj Rfdg               5.750    10/01/21       2,005,240
  1,780  New Jersey Econ Dev Auth Econ Dev Rev Manahawkin Convalescent Ser A Rfdg
         (FHA Gtd)                                                                           6.650    02/01/23       1,815,849
    340  New Jersey Econ Dev Auth Econ Dev Rev Ser F (AMT) (LOC: Banque Nationale Paris)     6.600    06/01/12         340,666
  1,500  New Jersey Econ Dev Auth Middlesex Wtr Co Proj Rfdg (AMT) (AMBAC Insd)              5.100    01/01/32       1,500,450
  1,000  New Jersey Econ Dev Auth Rev First Mtg Cadbury Corp Proj Ser A (ACA Insd)           5.500    07/01/18       1,021,190
  1,000  New Jersey Econ Dev Auth Rev First Mtg Winchester Ser A                             5.800    11/01/31         973,080
  2,750  New Jersey Econ Dev Auth Rev Trans Proj Sublease Ser A (Prerefunded @ 05/01/09)
         (FSA Insd)                                                                          5.000    05/01/18       2,997,913
 10,000  New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)                      5.900    03/15/21      11,668,300
  1,000  New Jersey Hlthcare Fac FHA Jersey City Med Ctr (AMBAC Insd)                        4.800    08/01/21       1,020,260
  1,075  New Jersey Hlthcare Fac Fin Auth Rev (AMBAC Insd)                                   6.125    07/01/11       1,100,445
  1,000  New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A                   5.375    07/01/33         982,670
  3,945  New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (Escrowed to
         Maturity) (FSA Insd)                                                                6.500    07/01/11       4,507,952
  4,250  New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (Escrowed to
         Maturity) (FSA Insd)                                                                6.750    07/01/19       5,265,495
  1,000  New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr Oblig Grp (ACA Insd)         5.250    07/01/28         945,070
    715  New Jersey Hlthcare Fac Fin Auth Rev Saint Mary Hosp (Escrowed to Maturity)         5.875    07/01/12         786,157
  2,000  New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp                              6.000    07/01/32       2,056,300
  1,200  New Jersey Hlthcare Fac Fin Auth Rev Southn Ocean Cnty Hosp Ser A                   6.125    07/01/13       1,213,176
  2,500  New Jersey Hlthcare Fac Fin Auth Rev Southn Ocean Cnty Hosp Ser A                   6.250    07/01/23       2,526,825
  1,000  New Jersey Hlthcare Fac Kennedy Hlth Sys                                            5.625    07/01/31       1,022,350
  1,150  New Jersey St (AMT) (Prerefunded @ 07/15/05)                                        6.800    07/15/06       1,207,121
  1,000  New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America Ser G                     6.375    07/01/30       1,041,570
  1,175  New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America Ser G                     5.875    07/01/12       1,256,063
  2,000  New Jersey St Ed Fac Auth Rev College of NJ Ser C (FGIC Insd)                       5.375    07/01/15       2,184,320
    500  New Jersey St Ed Fac Auth Rev Monmouth Univ Ser D                                   5.125    07/01/24         495,665
  1,245  New Jersey St Ed Fac Auth Rev Montclair St Univ Ser L (MBIA Insd)                   5.125    07/01/19       1,328,751
  2,000  New Jersey St Ed Fac Auth Rev Rowan Univ Ser I (FGIC Insd)                          5.125    07/01/21       2,100,680
    500  New Jersey St Ed Fac Auth Rev Stevens Inst of Technology Ser C                      4.000    07/01/05         509,775
  1,000  New Jersey St Ed Fac Auth Rider Univ Ser A (Radian Insd)                            5.250    07/01/34       1,009,970
    915  New Jersey St Ed Fac Auth Seton Hall Univ Proj Rfdg (AMBAC Insd)                    5.000    07/01/18         955,416
  2,000  New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev Ser A (AMT) (AMBAC Insd)       5.550    05/01/27       2,041,680



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
  2,800  New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev Ser F (FSA Insd)               5.050    05/01/13       2,959,236
  1,880  New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed to Maturity) (MBIA Insd)             6.500    01/01/16       2,254,007
    520  New Jersey St Tpk Auth Tpk Rev Ser C (MBIA Insd)                                    6.500    01/01/16         622,513
  2,450  Newark, NJ Brd Ed (Prerefunded @ 12/15/04) (MBIA Insd)                              5.875    12/15/09       2,540,258
  2,000  Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)                    5.000    01/01/34       2,003,640
  2,000  Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)                    5.000    01/01/37       1,993,540
  2,000  North Bergen Twp, NJ (FSA Insd)                                                         *    08/15/09       1,680,780
  1,000  North Hudson Swr Auth NJ Swr Rev Ser A Rfdg (FGIC Insd)                             5.250    08/01/16       1,080,260
  1,000  North Hudson Swr Auth NJ Swr Rev Ser A Rfdg (FGIC Insd)                             5.250    08/01/17       1,076,720
  1,805  Ocean Twp, NJ Swr Auth Ser B Rfdg (FGIC Insd)                                       5.250    12/01/10       2,002,828
  2,675  Passaic Vly, NJ Wtr Comm Wtr Supply Rev Cap Apprec Ser A (FGIC Insd)                    *    12/15/09       2,218,939
  2,000  Passaic Vly, NJ Wtr Comm Wtr Supply Rev Cap Apprec Ser A (FGIC Insd)                    *    12/15/10       1,581,080
  1,000  Port Auth NY & NJ Cons 106th Ser (AMT)                                              5.625    07/01/08       1,063,930
  1,000  Port Auth NY & NJ Cons 132nd Ser                                                    5.000    09/01/38         986,260
  2,000  Port Auth NY & NJ Cons 85th Ser (MBIA Insd)                                         5.375    03/01/28       2,156,500
  2,000  Rockaway Vly, NJ Regl Swr Auth Swr Rev Rfdg (MBIA Insd)                                 *    12/15/09       1,659,020
  1,000  Rutgers St Univ of NJ Ser A Rfdg                                                    6.400    05/01/13       1,165,880
  3,000  Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pub Svc Elec & Gas Ser D Rfdg
         (MBIA Insd)                                                                         6.550    10/01/29       3,140,700
    750  Secaucus, NJ Muni Util Auth Swr Rev Ser A Rfdg                                      6.000    12/01/08         776,205
  2,325  South Jersey Port Corp NJ Rev Rfdg (AMT)                                            4.500    01/01/05       2,351,993
  7,375  Union Cnty, NJ                                                                      5.000    03/01/16       7,821,040
  1,805  Union Cnty, NJ Util Auth Mercer Cnty (AMT) (AMBAC Insd)                             5.350    06/01/23       1,845,937
  1,000  University Medicine & Dentistry Ser A (MBIA Insd)                                   5.000    09/01/17       1,049,990
  1,090  Washington Twp, NJ Muni Util Auth Mercer Cnty (AMT) (MBIA Insd)                     5.800    09/01/13       1,093,499
                                                                                                                   ------------
                                                                                                                   155,113,339
                                                                                                                   ------------

         GUAM    2.4%
  1,230  Guam Intl Arpt Auth Rev Gen Ser B (MBIA Insd)                                       5.250    10/01/20       1,312,410
  1,250  Guam Pwr Auth Rev Ser A (AMBAC Insd)                                                5.125    10/01/29       1,269,925
                                                                                                                   ------------
                                                                                                                     2,582,335
                                                                                                                   ------------

         PUERTO RICO    7.9%
  2,000  Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)                   6.250    07/01/21       2,439,500
  2,000  Puerto Rico Comwlth Rfdg (FGIC Insd)                                                5.250    07/01/09       2,211,580
  3,000  Puerto Rico Pub Bldgs Auth Rev Gtd Conv Cap Apprec Ser D (AMBAC Insd) (a)         0/5.450    07/01/30       2,054,460
  1,800  Puerto Rico Pub Bldgs Auth Rev Gtd Govt Facs Ser I (Commonwealth Gtd)               5.250    07/01/33       1,819,332
                                                                                                                   ------------
                                                                                                                     8,524,872
                                                                                                                   ------------

         U. S. VIRGIN ISLANDS    3.0%
  2,000  Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                        6.375    10/01/19       2,239,180
  1,000  Virgin Islands Pub Fin Auth Rev Sr Lien Fd Ln Ser A Rfdg (ACA Insd)                 5.625    10/01/25       1,027,680
                                                                                                                   ------------
                                                                                                                     3,266,860
                                                                                                                   ------------

TOTAL INVESTMENTS    159.1%
   (Cost $158,082,384)                                                                                             171,609,486

OTHER ASSETS IN EXCESS OF LIABILITIES    1.2%                                                                        1,291,375

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (60.3%)                                                      (65,040,950)
                                                                                                                   -----------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                  $107,859,911
                                                                                                                   ===========

             Percentages are calculated as a percentage of net assets applicable to common shares.
*            Zero coupon bond
(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA          - American Capital Access
AMBAC        - AMBAC Indemnity Corp.
AMT          - Alternative Minimum Tax
Commonwealth - Commonwealth Guaranty
FGIC         - Financial Guaranty Insurance Co.
FHA          - Federal Housing Administration
FNMA         - Federal National Mortgage Association
FSA          - Financial Security Assurance Inc.
LOC          - Letter of Credit
MBIA         - Municipal Bond Investors Assurance Corp.
Radian       - Radian Asset Assurance

LOC          - Letter of Credit
MBIA         - Municipal Bond Investors Assurance Corp.
Radian       - Radian Asset Assurance

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade New Jersey Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004